RISK MANAGEMENT (Details 11) - Liquidity Risk [Member] - Other Commercial Commitments [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,182,569	$ 2,079,050
Up To 1 Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	559,586	138,282
Between 1 and 3 Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	407,158	277,495
More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	946,624	827,254
Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	247,941	684,584
Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	21,260	151,435
Guarantees [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,823,793	1,737,516
Guarantees [Member] | Up To 1 Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	514,510	79,457
Guarantees [Member] | Between 1 and 3 Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	244,543	175,437
Guarantees [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	835,030	739,170
Guarantees [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	208,479	592,017
Guarantees [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	21,231	151,435
Foreign Letters Of Credit Confirmed [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	75,499	57,686
Foreign Letters Of Credit Confirmed [Member] | Up To 1 Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	16,681	12,247
Foreign Letters Of Credit Confirmed [Member] | Between 1 and 3 Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,513	8,125
Foreign Letters Of Credit Confirmed [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	21,277	8,505
Foreign Letters Of Credit Confirmed [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,028	28,809
Foreign Letters Of Credit Confirmed [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
Letters Of Credit Issued [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	201,699	158,799
Letters Of Credit Issued [Member] | Up To 1 Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	12,367	36,662
Letters Of Credit Issued [Member] | Between 1 and 3 Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	115,720	82,342
Letters Of Credit Issued [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	43,029	39,768
Letters Of Credit Issued [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	30,554	27
Letters Of Credit Issued [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	29
Letters Of Credit Issued [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	81,578	125,049
Letters Of Credit Issued [Member] | Up To 1 Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	16,028	9,916
Letters Of Credit Issued [Member] | Between 1 and 3 Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	13,382	11,591
Letters Of Credit Issued [Member] | More than 3 months to 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	47,288	39,811
Letters Of Credit Issued [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,880	63,731
Letters Of Credit Issued [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities